Putnam
Tax Exempt
Money Market
Fund

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-02

[GRAPHIC OMITTED: JAPANESE LANTERN]

[SCALE LOGO OMITTED]


FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

During Putnam Tax Exempt Money Market Fund's fiscal year ended September 30, 2002, money market funds remained popular repositories for the assets of investors seeking to ride out the ongoing volatility in the equity markets. Your fund's managers encountered their share of challenges in this environment as low interest rates and declining issuance made the task of maintaining the high levels of current income somewhat difficult.

The success of their efforts is reflected in the fund's performance during the period, which came in above the average of the 133 tax-exempt money market funds tracked by Lipper, Inc. You will find details on page 6. The results are also a tribute to the fund's management team, which scoured the financial markets in search of what it believed to be the most promising opportunities for meeting your fund's investment objective.

The team also made some subtle shifts in strategy in its pursuit of the highest possible current return. In the following report, the managers provide a detailed review of the factors that most significantly affected fund performance during the period and offer their thoughts on prospects for the fiscal year that has just begun.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
November 20, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Tax Exempt Fixed-Income Team

As an oasis welcomes weary desert travelers, money market funds have proven a popular destination for investors fleeing the dramatic decline in stock prices and personal wealth. Over the past 12 months, Putnam Tax Exempt Money Market Fund offered share holders a haven from the financial and global uncertainty while providing tax-free interest. Although historically low interest rates have complicated our search for attractive levels of income, your fund completed fiscal 2002 with a total return that surpassed the average return for the 133 tax exempt money market funds tracked by Lipper, Inc. (This Lipper Tax Exempt Money Market Fund Average is also used as the fund's benchmark.) See page 6 for details.

Total return for 12 months ended 9/30/02

                        NAV
-----------------------------------------------------------------------
                       1.15%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* WEAK ECONOMY KEEPS INTEREST RATES LOW

Midway through the fund's fiscal year, which ended September 30, 2002, there were indications that the U.S. economy was poised to recover late in 2002. Even the Federal Reserve Board, with its neutral bias, was beginning to anticipate improving fundamentals. However, by the close of the fund's fiscal year on September 30, a stream of disheartening news concerning corporate malfeasance, layoffs, and slowed consumer spending had thoroughly doused this premature optimism. The deterioration in economic fundamentals has contributed to a steady decline in consumer confidence since May. As the fiscal year ended, consumer demand, which has kept the economy chugging along, appeared to be slowing as a result.

With the changes in growth expectations have come changes in the Federal Reserve Board's monetary policy, and ultimately, changes in our efforts to adjust the portfolio in response to macroeconomic factors and our overall long-term outlook. During the final quarter of 2001, when the Federal Reserve Board reduced the federal funds rate twice from 3% to 1.75%, we attempted to keep the fund's income stream as high as possible by extending the portfolio's average days to maturity. By doing this, we were able to lock in as high a level of income as we could for as long as possible.

Early in 2002, investors began to anticipate the likelihood of rising interest rates in response to signs of stronger economic growth. We believed that the market's expectations were pre mature and took advantage of the concurrent rise in short-term rates by purchasing daily and weekly variable-rate demand notes (VRDNs). We purchased these short-term instruments to help the fund respond more readily to rising interest rates. Midway through the fiscal year, the weighted average days to maturity stood at 46 days.

However, when stronger economic growth failed to materialize over the summer months, the Fed's outlook became more cautious. Needless to say, the increase in the federal funds rate never materialized. Reversing course, investors began to anticipate a Fed easing of 25 basis points, which would push the federal funds rate down to 1.50%. This expectation of a rate reduction caused the yield curve to become inverted. For the balance of the fund's fiscal year, we thought that a drop in short-term rates was unlikely and assumed a neutral position -- buying shorter-maturity instruments as portfolio holdings matured. On September 30, the fund's weighted average days to maturity was 24 days.

* HIGH DEMAND, LOW SUPPLY LIMIT BUYING OPPORTUNITIES

Finding investment opportunities across the tax-free money market universe continues to be difficult. The amount of new issuance coming to market has been moderate while demand remains high. We've seen an increase in retail demand for tax-free money-market eligible securities, as more investors seek conservative alternatives to the stock market's volatility. This imbalance is keeping short-term yields historically low. (High demand pushes prices up, which forces yields down.) Also, yields on tax-free money market instruments issued in high-tax states, such as California and New York, are extremely low, since investors are particularly eager to find tax relief.

The first issuance of the New York City recovery notes, which were issued in the aftermath of September 11 to help provide funding for rebuilding, is maturing in October. As a result, we expect new offerings of these short-term municipal notes will come to market this fall, helping ease supply constraints and possibly elevating yields temporarily. We'll be actively monitoring this situation in the hope of buying approved securities with a slight yield premium to what we've been seeing during the last several months.

We're committed to finding tax-exempt notes at the longer end of the fund's acceptable maturity range (up to 13 months) to extend the average days to maturity. In the meantime, we'll continue to buy weekly and daily variable-rate demand notes. As of the close of the fund's fiscal year, weekly and daily VRDNs were trading at an attractive yield premium to one-year tax-exempt notes. As of September 30, the fund had 84% of its assets invested in variable-rate demand notes. The remaining 16% of assets were invested in tax-exempt notes and other short-term instruments.

Fund Profile

Putnam Tax Exempt Money Market Fund is designed for investors seeking current income exempt from federal income tax, consistent with capital preservation, stability of principal, and liquidity.

* NEUTRAL POSITIONING UNTIL UNCERTAINTY CLEARS

As we look to the fund's new fiscal year, we're maintaining our neutral view of the markets. With so much in question as of this writing -- from the direction of interest rates to the potential for an outbreak of renewed hostilities in the Middle East -- we believe there is far too much uncertainty to take on unnecessary risk. However, should interest rates begin to rise, we may take the opportunity to buy longer-maturity instruments to extend the average days to maturity and lock in the higher income. We believe this cautious but opportunistic approach will maximize the fund's flexibility and enable us to move quickly once interest rates start to rise.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/02, there is no guarantee the fund will continue to hold these securities in the future. Money market funds are not insured or guaranteed by the Federal Deposit Insurance Corporation
(FDIC) or any other governmental agency. Although the fund seeks to maintain a constant share price of $1.00, it is possible to lose money by investing in this fund.

The fund is managed by the Putnam Tax Exempt Fixed-Income Team. The members of the team are Joyce Dragone (Portfolio Leader), Richard Wyke (Portfolio Member), Paul Drury, Susan McCormack, David Hamlin, and Jerome Jacobs.

PERFORMANCE COMPARISONS (9/30/02)

                                                     Current  After-tax
                                                     return*   return
-----------------------------------------------------------------------
Passbook savings account                              0.75%    0.46%
-----------------------------------------------------------------------
Taxable money market fund 7-day yield                 1.25     0.77
-----------------------------------------------------------------------
3-month certificate of deposit                        1.76     1.08
-----------------------------------------------------------------------
Putnam Tax Exempt Money Market Fund (7-day yield)     1.02     1.02
-----------------------------------------------------------------------

The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals. After-tax return assumes a 38.6% maximum federal income tax rate.

*Sources: FleetBoston (passbook savings), Federal Reserve Board of
 Governors (3-month CDs), IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 9/30/02

                                  Merrill Lynch     Lipper
                                     91-Day       Tax Exempt
                     Fund shares  Treasury Bill  Money Market      Consumer
                        at NAV        Index      Fund Average    price index
-------------------------------------------------------------------------------
1 year                   1.15%        1.99%          0.97%          1.46%
-------------------------------------------------------------------------------
5 years                 13.70        25.53          13.54          12.09
Annual average           2.60         4.65           2.57           2.31
-------------------------------------------------------------------------------
10 years                29.32        57.97          29.92          27.95
Annual average           2.60         4.68           2.65           2.50
-------------------------------------------------------------------------------
Annual average
(life of fund, since
10/26/87)                3.32         5.48           3.02           3.06
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current 7-day yield 1    1.02%
-------------------------------------------------------------------------------
Taxable
equivalent 2             1.66
-------------------------------------------------------------------------------
Current 30-day yield 1   0.90
-------------------------------------------------------------------------------
Taxable
equivalent 2             1.47
-------------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance. Yield more closely reflects current performance than total return.

2 Assumes 38.60% 2002 maximum federal income tax rate. Results for investors subject to lower tax rates would not be as advantageous. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return will fluctuate.

Performance is calculated at net asset value. There is no sales charge.

DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/02

-------------------------------------------------------------------------------
Distributions
(number)                                       12
-------------------------------------------------------------------------------
Income                                     $0.011410
-------------------------------------------------------------------------------
  Total                                    $0.011410
-------------------------------------------------------------------------------


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the price, or value, of one share of a mutual fund, without a sales charge. NAVs fluctuate with market conditions. The NAV is calculated by dividing the net value of all the fund's assets by the number of outstanding shares.


COMPARATIVE BENCHMARKS

Merrill Lynch 91-Day Treasury Bill Index* is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

Lipper Tax Exempt Money Market Fund Average* is an arithmetic average of the total return of all tax-exempt money market mutual funds.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
Putnam Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam Tax Exempt Money Market Fund (the "fund") at September 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 6, 2002



THE FUND'S PORTFOLIO
September 30, 2002

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
FGIC                -- Financial Guaranty Insurance Company
FSA                 -- Financial Security Assurance
G.O. Bonds          -- General Obligation Bonds
LOC                 -- Letter of Credit
MBIA                -- MBIA Insurance Company
VRDN                -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (94.1%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
Alaska (0.7%)
-------------------------------------------------------------------------------------------------------------------
           $840,000 AK Bk. Auth. Ser. A, Rev. Bonds, FSA, 2 1/2s, 4/1/03                  Aaa              $842,496

Arizona (4.4%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Apache Cnty., Indl. Dev. Auth. VRDN
                    (Tucson Elec. Pwr. Co.), 1.65s, 12/15/18
                    (Bank of New York (LOC))                                              VMIG1           2,000,000
          3,000,000 Pima Cnty., Indl. Dev. Auth. VRDN
                    (Tucson Elec. Pwr. Co.-Irvington), 1.7s, 10/1/22
                    (Societe Generale (LOC))                                              VMIG1           3,000,000
                                                                                                      -------------
                                                                                                          5,000,000

Arkansas (5.7%)
-------------------------------------------------------------------------------------------------------------------
          6,400,000 AR State Hosp. Equip. Fin. Auth. VRDN (Baptist Hlth.),
                    MBIA, 1.83s, 11/1/10 (Dexia Public Finance (LOC))                     VMIG1           6,400,000

Colorado (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 Denver, Hlth. & Hosp. Auth. VRDN, Ser. A, 1.7s, 12/1/32
                    (Bank One N.A. (LOC))                                                 VMIG1           2,000,000

Florida (12.8%)
-------------------------------------------------------------------------------------------------------------------
          6,400,000 FL Gulf Coast U. VRDN (Gulf Coast U.), 1 3/4s, 8/1/30
                    (First Union National Bank (LOC))                                     VMIG1           6,400,000
          4,000,000 FL Hsg. Fin. Agcy. VRDN (Woodlands), 1.43s, 12/1/17
                    (Northern Trust Co. (LOC))                                            A-1+            4,000,000
          4,100,000 Orange Cnty., Hsg. Fin. Auth. VRDN (Sundown Assoc. II),
                    Ser. A, 1.43s, 6/1/04 (Northern Trust Co. (LOC))                      A-1+            4,100,000
                                                                                                      -------------
                                                                                                         14,500,000

Georgia (3.5%)
-------------------------------------------------------------------------------------------------------------------
          2,300,000 Fulton Cnty., Hsg. Auth. VRDN (Spring Creek Crossing),
                    1.65s, 10/1/24 (Wachovia Bank of Georgia (LOC))                       A-1             2,300,000
          1,700,000 Whitfield Cnty., Res. Care Facs. For The Elderly
                    Auth. VRDN (Royal Oaks Sr. Living Cmnty.),
                    1.7s, 11/1/25 (First Union National Bank (LOC))                       A-1             1,700,000
                                                                                                      -------------
                                                                                                          4,000,000

Illinois (4.4%)
-------------------------------------------------------------------------------------------------------------------
            500,000 Chicago, Board of Ed. G.O. Bonds
                    (Chicago School Reform), MBIA, 5s, 12/1/02                            Aaa               502,467
          3,290,000 IL Dev. Fin. Auth. VRDN
                    (Cook Composites & Polymers), 1.54s, 2/1/09
                    (Banque National De Paris (LOC))                                      A-1+            3,290,000
          1,135,000 Lake Cnty., Cmnty. School Dist. G.O. Bonds, Ser. B,
                    FSA, 6s, 11/1/02                                                      Aaa             1,138,969
                                                                                                      -------------
                                                                                                          4,931,436

Indiana (4.4%)
-------------------------------------------------------------------------------------------------------------------
          5,000,000 Richmond Hosp. Auth. VRDN
                    (Reid Hosp. & Hlth. Care), 1 3/4s, 1/1/12
                    (U.S. Bancorp (LOC))                                                  A-1             5,000,000

Michigan (4.7%)
-------------------------------------------------------------------------------------------------------------------
          5,300,000 Grand Rapids, Indl. Dev. VRDN
                    (Wkly-Rowe Intl. Inc. Project), 2.13s, 1/1/10
                    (Chase Manhattan Bank (LOC))                                          A-1+            5,300,000

Minnesota (2.6%)
-------------------------------------------------------------------------------------------------------------------
          2,400,000 Arden Hills, Hsg. & Hlth. Care Fac. VRDN
                    (Presbyterian Homes), Ser. A, 1 3/4s, 9/1/29
                    (U.S. Bancorp (LOC))                                                  A-1             2,400,000
            500,000 Golden Valley, Indl. Dev. VRDN (Graco, Inc.),
                    1.9s, 12/1/02 (U.S. Bancorp (LOC))                                    VMIG1             500,000
                                                                                                      -------------
                                                                                                          2,900,000

Missouri (1.8%)
-------------------------------------------------------------------------------------------------------------------
          2,000,000 MO Hlth. & Edl. Fac. Auth. VRDN (MO Valley College),
                    1 3/4s, 10/1/31 (U.S. Bancorp (LOC))                                  A-1             2,000,000

Nebraska (1.8%)
-------------------------------------------------------------------------------------------------------------------
          1,995,000 Douglas Cnty., School Dist. G.O. Bonds,
                    FSA, 3s, 11/15/02                                                     Aaa             1,996,971

Nevada (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Clark Cnty., School Dist. G.O. Bonds, Ser. A, MBIA,
                    7 1/4s, 6/15/03                                                       Aaa             1,037,970

New York (0.9%)
-------------------------------------------------------------------------------------------------------------------
            315,000 Edmeston, Central School Dist. G.O. Bonds,
                    FGIC, 2 1/2s, 6/15/03                                                 Aaa               316,430
            740,000 Norwood-Norfolk, Central School Dist. G.O. Bonds,
                    FSA, 2 1/2s, 6/15/03                                                  Aaa               743,617
                                                                                                      -------------
                                                                                                          1,060,047

Ohio (1.3%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Cuyahoga Cnty., School Dist. VRDN
                    (Judson Retirement Cmnty.), 1 3/4s, 11/15/19
                    (National City Bank (LOC))                                            A-1             1,000,000
            450,000 Hillard, School Dist. G.O. Bonds, FGIC, 6 1/4s, 12/1/02               Aaa               453,192
                                                                                                      -------------
                                                                                                          1,453,192

Pennsylvania (12.8%)
-------------------------------------------------------------------------------------------------------------------
                    Allegheny Cnty., Hosp. Dev. Auth. VRDN
          1,075,000 (Presbyterian U. Hosp. - B2), 1 3/4s, 3/1/18
                    (Bank One N.A. (LOC))                                                 VMIG1           1,075,000
            600,000 (Hlth. Ctr. Presbyterian), Ser. D, MBIA, 1.7s, 3/1/20
                    (First Union National Bank (LOC))                                     VMIG1             600,000
          5,900,000 Dauphin Cnty., Gen. Auth. VRDN
                    (School Dist. Pooled Fin. Project II), AMBAC,
                    1.70s, 9/1/32 (Bank of Nova Scotia (LOC))                             VMIG1           5,900,000
          1,050,000 Franklin, Regl. School Dist. G.O. Bonds,
                    FSA, 5 1/4s, 10/1/02                                                  AAA             1,050,090
          5,900,000 New Garden, Gen. Auth. VRDN (Pooled Fin. Project I),
                    AMBAC, 1.70s, 11/1/29 (Bank of Nova Scotia (LOC))                     A-1             5,900,000
                                                                                                      -------------
                                                                                                         14,525,090

South Dakota (2.2%)
-------------------------------------------------------------------------------------------------------------------
          2,480,000 Rapid City, Econ. Dev. VRDN
                    (Civic Ctr. Assoc. Partnership), 1.44s, 12/1/16
                    (Citibank, N.A. (LOC))                                                VMIG1           2,480,000

Tennessee (2.2%)
-------------------------------------------------------------------------------------------------------------------
          2,460,000 Clarksville, Pub. Bldg. Auth. VRDN, 1.7s, 11/1/27
                    (Bank of America (LOC))                                               VMIG1           2,460,000

Texas (11.1%)
-------------------------------------------------------------------------------------------------------------------
          3,500,000 Carroll, Indpt. School Dist. G.O. Bonds,
                    2 1/4s, 8/15/32 (PRE)                                                 VMIG1           3,501,655
          1,550,000 Grapevine, Indl. Dev. Corp. VRDN, 1.7s, 3/1/10
                    (Bank One Texas N.A. (LOC))                                           A-1             1,550,000
          4,390,000 Houston, Wtr. & Swr. Rev. Bonds, MBIA,
                    6 3/8s, 12/1/22 (PRE)                                                 AAA             4,511,330
                    Lone Star Arpt. Impt. Auth. VRDN
          1,700,000 Ser. B2, 2.05s, 12/1/14 (Royal Bank of Canada (LOC))                  VMIG1           1,700,000
          1,270,000 Ser. B4, 2.05s, 12/1/14 (Royal Bank of Canada (LOC))                  VMIG1           1,270,000
                                                                                                      -------------
                                                                                                         12,532,985

Washington (13.3%)
-------------------------------------------------------------------------------------------------------------------
          3,735,000 Port Vancouver, VRDN (United Grain Corp.),
                    1.65s, 12/1/09 (Bank of America (LOC))                                VMIG1           3,735,000
                    WA State Hlth. Care Facs. Auth. VRDN
          1,800,000 (VA Mason Med. Ctr.), Ser. B, MBIA, 2.05s, 2/15/27
                    (Credit Suisse Group (LOC))                                           VMIG1           1,800,000
          5,000,000 (Fred Hutchinson Cancer), Ser. A, 2.05s, 1/1/18
                    (Morgan Guaranty Trust (LOC))                                         VMIG1           5,000,000
          4,500,000 WA State Hsg. Fin. VRDN (U. Prep Academy),
                    1 3/4s, 7/1/30 (Bank of America (LOC))                                VMIG1           4,500,000
                                                                                                      -------------
                                                                                                         15,035,000

Wisconsin (0.8%)
-------------------------------------------------------------------------------------------------------------------
            420,000 Hurley, School Dist. G.O. Bonds, MBIA, 2s, 4/1/03                     AAA               419,998
            500,000 Wisconsin State G.O. Bonds, Ser. A, 4s, 5/1/03                        AA-               506,005
                                                                                                      -------------
                                                                                                            926,003
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $106,381,190)                                              $106,381,190
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $113,068,403.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 2002 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 2002. Securities rated by Putnam are indicated by "/P" and are not publicly rated. Ratings are not covered by the Report of independent accountants.

      Moody's Investor Service, Inc. and Standard & Poor's Corp. are the leading independent rating agencies for debt securities. Moody's uses the designation "Moody's Investment Grade", or "MIG", for most short-term municipal obligations, adding a "V" ("VMIG") for bonds with a demand or variable feature; the designation "P" is used for tax exempt commercial paper. Standard & Poor's uses "SP" for notes maturing in three years or less, "A" for bonds with a demand or variable feature.

      Moody's Investor Service, Inc.

      MIGI/VMIGI = Best quality; strong protection of cash flows, superior liquidity and broad access to refinancing
      MIG2/VMIG2 = High quality; ample protection of cash flows, liquidity support and ability to refinance
      Aaa = Extremely strong capacity to pay interest and repay principal
      Aa = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree

      P-1 = Superior capacity for repayment
      P-2 = Strong capacity for repayment

      Standard & Poor's Corp.
      AAA = Extremely strong capacity to pay interest and repay principal
      AA = Strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree
      A-1+ = Extremely strong degree of safety
      A-1 = Strong degree of safety
      A-2 = Satisfactory capacity for timely repayment
      SP-1+ = Very strong capacity to pay principal and interest
      SP-1 = Strong capacity to pay principal and interest
      SP-2 = Satisfactory capacity to pay principal and interest

(PRE) These securities are prerefunded with callable dates within a year.

      The rates shown on VRDN's are the current interest rates shown at September 30, 2002, which are subject to change based on the terms of the security.

      The fund had the following insurance concentrations greater than 10% at September 30, 2002 (as a percentage of net assets):

            MBIA      13.5%
            AMBAC     10.4

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
September 30, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                          $106,381,190
-------------------------------------------------------------------------------------------
Cash                                                                                575,162
-------------------------------------------------------------------------------------------
Interest and other receivables                                                      492,710
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            6,380,179
-------------------------------------------------------------------------------------------
Total assets                                                                    113,829,241

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                 4,499
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                          559,002
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                        118,901
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                           21,125
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        11,644
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,097
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               43,570
-------------------------------------------------------------------------------------------
Total liabilities                                                                   760,838
-------------------------------------------------------------------------------------------
Net assets                                                                     $113,068,403

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                       $113,068,403
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class A share
($113,068,403 divided by 113,068,403 shares)                                          $1.00
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended September 30, 2002
Interest income                                                                  $1,997,254
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                    496,923
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      227,103
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                     9,490
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                      8,664
-------------------------------------------------------------------------------------------
Other                                                                                94,980
-------------------------------------------------------------------------------------------
Total expenses                                                                      837,160
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (26,455)
-------------------------------------------------------------------------------------------
Net expenses                                                                        810,705
-------------------------------------------------------------------------------------------
Net investment income                                                             1,186,549
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                             $1,186,549
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                     Year ended September 30
                                                              ------------------------------------
                                                                        2002                  2001
--------------------------------------------------------------------------------------------------
Increase in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                             $1,186,549            $2,959,115
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations               1,186,549             2,959,115
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From tax exempt income                                          (1,186,549)           (2,959,115)
--------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                  7,431,096            10,926,907
--------------------------------------------------------------------------------------------------
Total increase in net assets                                       7,431,096            10,926,907

Net assets
--------------------------------------------------------------------------------------------------
Beginning of year                                                105,637,307            94,710,400
--------------------------------------------------------------------------------------------------
End of year                                                     $113,068,403          $105,637,307
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                   Year ended September 30
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
New asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income                  .0114        .0286        .0333        .0254        .0299
-----------------------------------------------------------------------------------------------------
Total from
investment operations                  .0114        .0286        .0333        .0254        .0299
-----------------------------------------------------------------------------------------------------
Total distributions                   (.0114)      (.0286)      (.0333)      (.0254)      (.0299)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00
-----------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  1.15         2.90         3.38         2.57         3.03
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $113,068     $105,637      $94,710      $80,708      $82,049
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .76          .73          .73          .73          .75
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               1.08         2.87         3.33         2.57         3.12
-----------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
September 30, 2002

Note 1
Significant accounting policies

Putnam Tax Exempt Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with maintenance of liquidity and stability of principal by investing primarily in a diversified portfolio of short-term tax-exempt securities.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest is recorded on the accrual basis. Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

C) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

D) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly to the shareholders.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.45% of the first $500 million of average net assets, 0.35% of the next $500 million, 0.30% of the next $500 million, 0.25% of the next $5 billion, 0.225% of the next $5 billion, 0.205% of the next $5 billion, 0.19% of the next $5 billion and 0.18% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended September 30, 2002, the fund's expenses were reduced by $26,455 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $489 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets. Currently the Trustees have not approved payments under the plan.

For the year ended September 30, 2002, Putnam Retail Management, acting as underwriter receives proceeds from contingent deferred sales charges that apply to certain shares that have been exchanged from other Putnam funds. Putnam Retail Management received no monies in contingent deferred sales charges from such redemptions.

Note3
Purchases and sales of securities

During the year ended September 30, 2002, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $233,708,087 and $226,210,275, respectively.

Note 4
Capital shares

At September 30, 2002, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                                   Year ended September 30
---------------------------------------------------------------------------
Class A                                           2002                2001
---------------------------------------------------------------------------
Shares sold                                198,321,124         166,528,699
---------------------------------------------------------------------------
Shares issued in connection
with reinvestment
of distributions                             1,179,513           2,500,729
---------------------------------------------------------------------------
                                           199,500,637         169,029,428

Shares repurchased                        (192,069,541)       (158,102,521)
---------------------------------------------------------------------------
Net increase                                 7,431,096          10,926,907
---------------------------------------------------------------------------


FEDERAL TAX INFORMATION
(Unaudited)

The fund has designated 100% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.



TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College. Also held various
                                                                 positions in investment banking and
                                                                 corporate finance, including Vice
                                                                 President and principal of the
                                                                 Regency Group and consultant to
                                                                 First Boston Corp.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the Board of Directors of the Gas
                                   foundation dedicated          Technology Institute, the University
                                   to reducing the threat        of Chicago Board of Governors for
                                   of weapons of mass            Argonne National Laboratory, the
                                   destruction), also serves     Board of Directors of the
                                   as Senior Advisor to the      Environment and Natural Resources
                                   United Nations                Program Steering Committee,
                                   Foundation                    John F. Kennedy School of
                                                                 Government, Harvard University.
                                                                 Prior to 2002, Mr. Curtis was a
                                                                 member of the Board of Directors of
                                                                 the Gas Technology Institute. Until
                                                                 2001, Mr. Curtis was a Member of
                                                                 the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions
                                                                 with several advisory firms and
                                                                 various positions with the federal
                                                                 government, including Associate
                                                                 Director of the Office of Manage
                                                                 ment and Budget and Deputy
                                                                 Director of the Federal Energy
                                                                 Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-
                                                                 Rite, Inc. and Kenner Parker Toys.
                                                                 Also held financial and marketing
                                                                 positions with General Mills, Parker
                                                                 Brothers, and Talbots. President of
                                                                 the Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust).
                                                                 Member of the Board of Overseers of
                                                                 WGBH (public television and radio).
                                                                 Member of the Board of Overseers of
                                                                 the Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group
Trustee since 1997                 Killian Professor of          (a UK-based holding company
                                   Economics and                 with interests in electric power,
                                   Management and                natural gas distribution, and
                                   Director of the Center        telecommunications networks), and
                                   for Energy and                the Whitehead Institute for
                                   Environmental Policy          Biomedical Research (a non-profit
                                   Research, Massachusetts       research institution). President of the
                                   Institute of Technology       Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              Sonoco Products, Inc. (a packaging
Trustee since 1997                 (a limited liability          company), The Liberty Corporation
                                   company engaged in            (a company engaged in the
                                   timber and farming)           broadcasting industry), and Progress
                                                                 Energy, Inc. (a utility company,
                                                                 formerly known as Carolina Power
                                                                 & Light). Trustee Emeritus of
                                                                 Washington & Lee University. Prior
                                                                 to October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 Norske Canada, Inc. (paper
                                                                 manufacturer) and Mail-Well
                                                                 (printing and envelope company).
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
Vice President since 1981          Investments Trust             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)         Previously, Mr. Putnam was an
                                   and New Generation            attorney with the firm of Dechert
                                   Advisers, Inc.                Price & Rhoads.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of September 30, 2002,
  there were 103 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company
  Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser,
  and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam Retail Management, or Marsh & McLennan
  Companies, Inc., the parent company of Putnam Management and Putnam Retail Management. George Putnam,
  III, is the President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the President, Chief Executive Officer, and a Director of Putnam Investments, LLC, and Putnam
  Management since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a
  Director of Marsh & McLennan Companies, Inc., the parent company of Putnam Management.  A.J.C. Smith is a Director of Marsh & McLennan Companies, Inc.




OFFICERS

Name, Address, 1 Date of Birth,    Inception of Service
Position(s) Held with Fund         with the Putnam Funds         Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 1989                    Managing Director, Putnam Investments
Executive Vice President,                                        Trust and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam
(12/1/46),                                                       Investments Trust and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2000                    Managing Director, Putnam
Assistant Treasurer and                                          Investments Trust
Principal Accounting
Officer

Karnig H. Durgarian                Since 2002                    Senior Managing Director of Putnam
(1/13/56),Vice President and                                     Investments Trust
Principal Executive Officer

Steven D. Krichmar                 Since 2002                    Managing Director of Putnam
(6/27/58), Vice President and                                    Investments Trust
Principal Financial Officer

Gordon H. Silver (7/3/47),         Since 1990                    Senior Managing Director, Putnam
Vice President                                                   Investments Trust and Putnam Management

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments
(2/27/63), Vice President                                        Trust and Putnam Management

Ian C. Ferguson (7/3/57),          Since 1997                    Senior Managing Director, Putnam
Vice President                                                   Investments Trust and Putnam Management

Richard G. Leibovitch              Since 1999                    Managing Director of Putnam Investments
(10/31/63), Vice President                                       Trust and Putnam Management. Prior to
                                                                 February 1999, Managing Director at
                                                                 J.P. Morgan.

Richard A. Monaghan                Since 1998                    Managing Director, Putnam Investments
(8/25/54),                                                       Trust, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 1988                    Senior Vice President, Putnam
(6/11/39),                                                       Investments Trust and Putnam Management
Vice President

Stephen M. Oristaglio              Since 1998                    Senior Managing Director of Putnam
(8/21/55),                                                       Management. Prior to July 1998, Managing
Vice President                                                   Director, Swiss Bank Corp.

Jerome J. Jacobs                   Since 1996                    Managing Director of Putnam Management
(8/20/58), Vice President
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.



THE PUTNAM FAMILY OF FUNDS

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

GROWTH FUNDS

Growth Opportunities Fund
Health Sciences Trust
International New Opportunities Fund
New Opportunities Fund
OTC & Emerging Growth Fund
Small Cap Growth Fund
Vista Fund
Voyager Fund
Voyager Fund II

BLEND FUNDS

Capital Appreciation Fund
Capital Opportunities Fund
Europe Growth Fund
Global Equity Fund
Global Natural Resources Fund
International Growth Fund
International Voyager Fund
Investors Fund
Research Fund
Tax Smart Equity Fund
Utilities Growth and Income Fund

VALUE FUNDS

Classic Equity Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
International Growth and Income Fund
Mid Cap Value Fund
New Value Fund
Small Cap Value Fund *


INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Global Income Trust
High Yield Advantage Fund *
High Yield Trust
Income Fund
Intermediate U.S. Government Income Fund
Money Market Fund +
U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund +
Tax-Free High Yield Fund
Tax-Free Insured Fund

State tax-free income funds

Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds +

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

* Closed to new investors.

+ An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  Check your account balances and current performance at www.putnaminvestments.com.


FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President, Treasurer
and Principal Financial Officer

Patricia C. Flaherty
Senior Vice President

Karnig H. Durgarian
Principal Executive Officer

Steven D. Krichmar
Principal Financial Officer

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Jerome J. Jacobs
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Tax Exempt Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. The fund's Statement of Additional Information contains additional information about the fund's Trustees and is available without charge upon request by calling 1-800-225-1581.

Visit www.putnaminvestments.com or call a representative at 1-800-225-1581.

NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


AN057-84053  062  11/02